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                             THE HUDSON RIVER TRUST

                           Principal Office Located at
             1345 Avenue of the Americas -- New York, New York 10105


                      Supplement Dated January 29, 1999 to
                          Prospectus Dated May 1, 1998


Effective January 1999, Mark J. Cunneen is the person principally responsible for the Alliance Small Cap Growth Portfolio's investment program. Mr. Cunneen, a Senior Vice President of Alliance Capital Management L.P. ("Alliance"), has been associated with Alliance since January 1999. Prior to joining Alliance, Mr. Cunneen had been associated with INVESCO since May 1998, and before that with Chancellor LGT Asset Management, Inc. ("Chancellor") since 1992. Mr. Cunneen had been the head of Chancellor's Small Cap Equity Group since 1997.




                   THIS SUPPLEMENT SHOULD BE RETAINED WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.
















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